Related Parties - Schedule of Transactions with TAP (Parenthetical) (Detail) R$ in Thousands, € in Millions			1 Months Ended		12 Months Ended
	Sep. 20, 2016	Mar. 14, 2016 EUR (€)	Jul. 31, 2017 Aircraft	Mar. 31, 2016 Aircraft	Dec. 31, 2018 BRL (R$) Aircraft	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Disclosure of transactions between related parties [line items]
Acquisitions of long-term investment | R$							R$ 360,769
TAP [member]
Disclosure of transactions between related parties [line items]
Number of aircraft subleased | Aircraft				15
Number of onerous aircraft subleases executed | Aircraft				7
Net present value of provision for future obligation costs under onerous aircraft subleases | R$					R$ 72,435	R$ 68,949
Number of subleased aircrafts returned | Aircraft			2
Total number of aircrafts subleased | Aircraft					15
Amounts received from subleases | R$					R$ 112,046	113,391	76,953
Amount paid to external lessors | R$					R$ 129,958	R$ 138,042	R$ 93,644
Percentage of total and voting capital upon conversion of bonds		6.00%
Percentage of distributable profits for right to receive dividends or other distributions in investment company		41.25%
Interest rate on convertible bonds	3.75%				7.50%
TAP [member] | Tap convertible bonds option [member]
Disclosure of transactions between related parties [line items]
Acquisitions of long-term investment | €		€ 90
Maturity term of convertible bonds		10 years
Number of years for early redeem of Convertible Bonds		4 years